Share-based Compensation - Share-based Payment Arrangement, Restricted Stock Unit, Activity (Detail) - ¥ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to Employees, Non-vested Beginning Balance			316,360
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to Employees, Non-vested Beginning Balance	13,332,607	23,809,190
Options to Employees, Granted	320,000		23,809,190
Options to Employees, Vested	(4,925,510)	(7,000,739)
Options to Employees, Forfeited	(613,553)	(3,475,844)
Options to Employees, Non-vested Ending Balance	8,113,544	13,332,607	23,809,190
Weighted Average Grant-Date Fair Value, Granted	¥ 2.49		¥ 4.20